OPERATING EXPENSES (Tables)	12 Months Ended
Mar. 31, 2022
Operating Expenses
DISCLOSURE OF DETAILED INFORMATION ABOUT OPERATING EXPENSES EXPLANATORY

Operating expenses are stated after charging:

	Year Ended March 31,
Group	2022 $	2021 $	2020 $
Director fees including bonus (excluding Chairman’s bonus)	707,385	278,224	122,101
Chairman’s bonus	-	1,160,347	-
Auditor’s Remuneration (refer to Note 20) *	349,665	131,511	53,402
Legal and Professional fees	1,143,300	343,422	195,433
(Gain)/Loss on disposal of leases	(179)	-	-
FX Gains and losses	(13,577)	200,061	200,061
Depreciation	2,423	1,512	212

*	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.